Summary of Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
Schedule of Estimated Useful Life of Assets Based on Depreciation and Amortization Expense	Depreciation and amortization expense is recognized using the straight-line method over the estimated useful life of each asset, as follows:

Estimated Useful Life
Building	26 years
Furniture and fixtures	5—7 years
Lab equipment	5 years
Computer equipment	3 years
Software	3 years
Leasehold improvements	shorter of the estimated useful life and the lease term
Property and equipment, net consisted of the following:

	December 31,
	2021	2020
Building(1)	$12,513	$12,513
Leasehold improvement(2)	71,468	55,289
Laboratory and production equipment	11,395	5,884
Machinery, equipment and fixtures	7,974	3,704
Construction in progress	2,054	19,773

Property and equipment	105,404	97,163
Less: Accumulated depreciation(3)	(14,779)	(7,086)

Property and equipment, net	$90,625	$90,077

Schedule of Antidilutive Securities Excluded from Computation of Diluted Weighted-average Shares of Common Stock Outstanding
The following potentially dilutive securities have been excluded from the computation of diluted weighted-average shares of common stock outstanding, prior to the use of the two-class method, as they would be anti-dilutive:

	Three Months Ended March 31,
	2022	2021
Redeemable convertible preferred stock	—	107,525,553
Stock options	23,999,206	22,815,643
Restricted stock units	517,616	—
Warrants	29,404,809	25,775,905

	53,921,631	156,117,101

The following potentially dilutive securities have been excluded from the computation of diluted weighted-average shares of common stock outstanding, prior to the use of the two-class method,
as they would be anti-dilutive:

	December 31,
	2021	2020
Redeemable convertible preferred stock	—	82,643,496
Stock options	26,533,868	17,167,165
Restricted stock units	474,700	—
Warrants	42,686,195	19,811,204

	69,694,763	119,621,865